Financial Instruments	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Item 18 - Financial Statements: Note 4 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2017. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	253,627	253,627	250,294	250,294
Derivative instruments (note 8)
Interest rate swap agreements	Level 2	(96,121)	(96,121)	(168,247)	(168,247)
Cross currency swap agreements	Level 2	(42,118)	(42,118)	(44,006)	(44,006)
Foreign currency forward contracts	Level 2	(2,362)	(2,362)	(357)	(357)

Non-Recurring:
Vessels held for sale (note 14)	Level 2	8,000	8,000	—	—
Vessel and equipment (note 14)	Level 2	8,000	8,000	—	—
Vessels and equipment (note 14)	Level 3	83,991	83,991	—	—

Other:
Long-term debt - public (note 6)	Level 1	(668,182)	(677,861)	(666,427)	(671,635)
Long-term debt - non-public (note 6)	Level 2	(2,298,026)	(2,311,182)	(2,457,301)	(2,475,946)
Due to affiliates - long term (notes 7b, 7c, 7e and 7g)	Level 2	(290,959)	(329,981)	(163,037)	(210,089)

Vessels and equipment – In June 2018, as a result of a reassessment of the future redeployment assumptions for the Cidade de Rio das Ostras and Piranema Spirit FPSO units, the Partnership determined that the units were impaired and wrote down the carrying value of the units to their estimated fair value based on a discounted cash flow approach.

The Partnership determined the discounted cash flows for the Cidade de Rio das Ostras FPSO using the current contracts time charter rates and operating costs, estimated residual value and estimated sales price, discounted at an estimated market participant rate of 10%. In establishing these estimates, the Partnership has considered the specific attributes of this FPSO, current discussions with potential customers and historical experience redeploying FPSOs.

The Partnership determined the discounted cash flows for the Piranema Spirit FPSO using the current contracts time-charter rates and operating costs, projected future use on the existing field, projected future use on other fields, and an estimated residual value, discounted at an estimated market participant rate of 10%. The projected future uses take into consideration the Partnership’s projected time-charter rates that could be contracted in future periods. In establishing these estimates, the Partnership has considered current discussions with existing and potential customers, available field expansions and historical experience redeploying FPSOs.

b)	Financing Receivables
The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	June 30, 2018	December 31, 2017
			$	$
Direct financing leases	Payment activity	Performing	14,216	17,207